Fair Value Measurements - Rollforward of Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Interest accrued to Revenue Interest Obligation	$ 2,908	$ 2,654
Revenue Interest Obligation.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	19,290	19,383
Payments On Revenue Interest Obligation	(2,075)	(2,747)
Interest accrued to Revenue Interest Obligation	2,653	2,654
Gain on revaluation of revenue interest obligation	(4,962)
Balance at the ending	$ 14,906	$ 19,290